Risk Report - Collateral held against impaired loans, with fair values capped at transactional outstanding (Tables)	12 Months Ended
Dec. 31, 2017
Aggregated Value of Collateral (Impaired Loans) [Abstract]
Collateral held against impaired loans, with fair values capped at transactional outstanding [text block table]

Collateral held against impaired loans, with fair values capped at transactional outstanding

in € m.	Dec 31, 2017	Dec 31, 2016
Financial and other collateral[1]	1,757	2,016
Guarantees received	309	343
Total collateral held for impaired loans	2,066	2,359

[1] Defaulted mortgage loans secured by residential real estate properties, where the loan agreement has been terminated/cancelled are generally subject to formal foreclosure proceedings.